Note 11 - Income Per Common Share (Tables)	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars, except shares outstanding and per share amounts)
	for the three months ended		for the nine months ended
	July 31	July 31	July 31	July 31
	2026	2025	2026	2025

Net income	$10,060	$6,582	$28,654	$23,254

Weighted average number of common shares outstanding	32,275,242	32,368,728	32,112,165	31,302,938

Income per common share:	$0.31	$0.20	$0.89	$0.74